Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment:

	Owned Assets (a)	Right-of-use assets (c)	Total
Net book value at December 31, 2024	$3,501,683	$695,826	$4,197,509
Net book value at December 31, 2023	$3,654,475	$757,293	$4,411,768
a) Owned assets:

	Buildings, plant installations and machinery	Plants Under Construction[1]	Ocean vessels	Other	TOTAL
Cost at January 1, 2024	$4,880,207	$1,355,497	$240,723	$128,663	$6,605,090
Additions	97,439	123,881	2,013	1,807	225,140
Disposals and other	(91,338)	(8,266)	(277)	(550)	(100,431)
Transfers	1,471,112	(1,471,112)	—	—	—
Cost at December 31, 2024	6,357,420	—	242,459	129,920	6,729,799
Accumulated depreciation at January 1, 2024	2,794,702	—	61,390	94,523	2,950,615
Depreciation	236,398	—	11,829	2,090	250,317
Asset impairment charge (b)	124,788	—	—	—	124,788
Disposals and other	(96,828)	—	—	(776)	(97,604)
Accumulated depreciation at December 31, 2024	3,059,060	—	73,219	95,837	3,228,116
Net book value at December 31, 2024	$3,298,360	$—	$169,240	$34,083	$3,501,683
[1] Geismar 3 completed its commercial performance tests and reached the use intended by management in 2024. As a result, it was transferred to Buildings, Plant Installations & Machinery during the year. Included in the final cost of the Geismar 3 plant is $201 million (2023: $150 million) of capitalized interest and finance charges.

	Buildings, plant installations and machinery	Plants under construction	Ocean vessels	Other	TOTAL
Cost at January 1, 2023	$5,000,999	$1,001,888	$240,867	$140,081	$6,383,835
Additions	174,058	353,609	253	4,153	532,073
Disposals and other	(294,850)	—	(397)	(15,571)	(310,818)
Cost at December 31, 2023	4,880,207	1,355,497	240,723	128,663	6,605,090
Accumulated depreciation at January 1, 2023	2,827,870	—	49,310	107,850	2,985,030
Depreciation	248,783	—	12,080	2,153	263,016
Disposals and other	(281,951)	—	—	(15,480)	(297,431)
Accumulated depreciation at December 31, 2023	2,794,702	—	61,390	94,523	2,950,615
Net book value at December 31, 2023	$2,085,505	$1,355,497	$179,333	$34,140	$3,654,475
Based on natural gas feedstock availability and the completion of Geismar 3, the Company has extended the useful lives of the Chile facilities and Geismar 1 and 2. The effect of these changes on actual and expected depreciation expense was as follows.

	2024	2025	2026	2027	2028	Later
(Decrease) increase in depreciation expense	$(9,691)	$(61,099)	$(10,193)	$(10,985)	$(13,363)	$105,331
b) Asset impairment charge:
The Company reviews the carrying value of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company decided to restructure its New Zealand operations to a single plant operation in September 2024 due to a forecasted decline in New Zealand’s gas profile. The restructuring and shift to a one plant operation has been identified as an impairment indicator for the New Zealand cash generating unit ("New Zealand CGU") and the carrying value of the New Zealand CGU was tested for impairment during the year.

The recoverable amount of the New Zealand CGU was based on fair value less costs of disposal, estimated using discounted cash flows. The model contains significant unobservable inputs and as a result is classified within Level 3 of the fair value hierarchy. Impairment was measured by comparing the carrying value of the New Zealand CGU to estimated fair value, discounted at a rate of 9%.

There are two key variables that impact the Company’s estimates of future cash flows: (1) the methanol price and (2) the price and availability of natural gas feedstock. Methanol price estimates are based on supply and demand fundamentals and consideration is given to many factors, including, but not limited to, estimates of global industrial production rates, energy prices, changes in general economic conditions, future global methanol production capacity, industry operating rates and the global industry cost structure. The Company’s estimate of the price and availability of natural gas takes into consideration the current contracted terms, as well as factors that it believes are relevant to supply under these contracts and supplemental natural gas sources. Other assumptions included in the Company’s estimate of future cash flows include the estimated cost incurred to maintain the facilities, estimates of transportation costs and other variable costs incurred in producing methanol in each period. The values assigned to the key assumptions represent management's assessment of future trends and have been based on historical data from both external and internal sources.
Based on the test performed, the Company recorded a non-cash before-tax asset impairment charge of $125 million ($90 million after-tax) in property, plant and equipment to write down the carrying value of the New Zealand CGU to its recoverable amount.

The following table presents the Level 3 inputs and the sensitivities of the fair value less costs of disposal model to changes in these inputs:

Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
Methanol price forecast	$317 - $365 per MT	+/- $25 per MT	$+24/-27 million
Natural gas availability	Annual estimates based on third party forecasts	+/-10%	$+19/-21 million
Discount rate (after-tax)	9%	+/- 1%	$+/-2 million
The sensitivity has been prepared considering each variable independently. It is possible that the assumptions used in establishing fair value amounts will differ from future outcomes and the impact of such variations could be material.
c) Right-of-use (leased) assets:

	Ocean vessels	Terminals and tanks	Other	TOTAL
Cost at January 1, 2024	$910,721	$332,441	$58,621	$1,301,783
Additions	40,055	46,029	4,721	90,805
Disposals and other	(15,607)	(11,921)	(4,980)	(32,508)
Cost at December 31, 2024	935,169	366,549	58,362	1,360,080
Accumulated depreciation at January 1, 2024	314,324	196,303	33,863	544,490
Depreciation	107,690	38,011	6,364	152,065
Disposals and other	(15,607)	(11,743)	(4,951)	(32,301)
Accumulated depreciation at December 31, 2024	406,407	222,571	35,276	664,254
Net book value at December 31, 2024	$528,762	$143,978	$23,086	$695,826

	Ocean vessels	Terminals and tanks	Other	TOTAL
Cost at January 1, 2023	$846,977	$286,036	$68,701	$1,201,714
Additions	83,333	52,909	5,951	142,193
Disposals and other	(19,589)	(6,504)	(16,031)	(42,124)
Cost at December 31, 2023	910,721	332,441	58,621	1,301,783
Accumulated depreciation at January 1, 2023	245,873	160,163	39,200	445,236
Depreciation	88,040	36,140	6,583	130,763
Disposals and other	(19,589)	—	(11,920)	(31,509)
Accumulated depreciation at December 31, 2023	314,324	196,303	33,863	544,490
Net book value at December 31, 2023	$596,397	$136,138	$24,758	$757,293